Segmental analysis - Schedule of capital investment by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Capital investment	£ 6,707	£ 5,052
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Capital investment	2,888	1,684
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Capital investment	834	756
Operating segments | New England
Disclosure of operating segments [line items]
Capital investment	1,105	958
Operating segments | New York
Disclosure of operating segments [line items]
Capital investment	1,775	1,585
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Capital investment	100	69
Operating segments | Other
Disclosure of operating segments [line items]
Capital investment	5	0
Property, plant and equipment
Disclosure of operating segments [line items]
Capital investment	6,047	4,551
Non-current intangible assets
Disclosure of operating segments [line items]
Capital investment	310	323
Equity investments in joint ventures and associates
Disclosure of operating segments [line items]
Capital investment	15	15
Capital expenditure prepayments
Disclosure of operating segments [line items]
Capital investment	£ 335	£ 163